Land Use Rights (Tables)	12 Months Ended
Sep. 30, 2024
Land Use Rights [Abstract]
Schedule of Land Use Rights

Land use rights as of September 30, 2024 and 2023 consisted of the following:

	2024	2023
Land use rights, cost	$5,015,749	$4,824,826
Less: accumulated amortization	(642,591)	(512,477)
Land use rights, net	$4,373,158	$4,312,349